Significant Accounting Policies - Summary of Depreciation Method of Right of Use Assets (Detail)	12 Months Ended
Dec. 31, 2019
Office equipment [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives (years)	1 years
Office equipment [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives (years)	10 years
Vehicles [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives (years)	1 years
Vehicles [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives (years)	3 years
Software [member]
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful lives (years)	3 years